SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 289,719		$ 265,356		$ 248,590
Total long-lived assets	14,701		12,887		11,384
Goodwill	50,217		50,217		50,217
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	93,398	[1]	92,209	[1]	92,446	[1]
Total long-lived assets	2,704	[1]			2,808	[1]
Goodwill	37,009	[1]	37,009	[1]	37,009	[1]
EMEA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	58,470		47,792		42,536
Total long-lived assets	8,402				6,196
Goodwill	13,208		13,208		13,208
APAC [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	100,494	[2]	86,125	[2]	74,969	[2]
Total long-lived assets	2,444	[2]			1,377	[2]
Goodwill		[2]		[2]		[2]
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	37,357		39,230		38,639
Total long-lived assets	1,151				1,003
Goodwill

[1]	Mainly U.S.
[2]	Mainly China